Segmented Information - Summary of External Revenues by Automotive Products and Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue from external customers	$ 30,837	$ 28,748	$ 23,465
Exterior And Interior Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	11,673	11,020	8,637
Body Systems And Chassis Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	7,123	6,056	4,801
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	3,825	3,667	3,064
Complete Vehicle Assembly [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,561	2,690	2,163
Tooling, engineering and other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,317	2,065	2,005
Vision And Electronic Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,132	2,066	1,756
Closure Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	$ 1,206	$ 1,184	$ 1,039